Key Management Personnel	12 Months Ended
Jun. 30, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
Key Management Personnel
Note 23	Key Management Personnel

(a)	Directors and key management personnel

The following persons were directors of the Company during the current financial year:

Mr Nick Prosser	Non-Executive Chairman (appointed interim Non-Executive Chairman 15 February 2022)
Mr Vlado Bosanac	Executive Chairman and CEO (resigned 15 February 2022)
Dr Katherine Iscoe	Executive Director and CEO (appointed 15 February 2022)
Mr Mike Melby	Non-Executive Director
Dato Low Koon Poh	Non-Executive Director
Mr Edward Greissing Jr	Non-Executive Director (appointed 30 November 2021, resigned 26 May 2022)
Mr. Peter Goldstein	Non-Executive Director (appointed 29 June 2022)
Mr Simon Durack JP	Chief Financial Officer and Company Secretary (appointed 17 March 2022)
Mr Steven Richards	Chief Financial Officer and Company Secretary (resigned 17 March 2022)

There were no other persons employed by or contracted to the Company during the financial year, having responsibility for planning, directing and controlling the activities of the Company, either directly or indirectly.

(b)	Key management personnel compensation

Details of the remuneration of key management personnel are contained in the Audited Remuneration Report in the Directors’ Report. A summary of total compensation paid to key management personnel during the year is as follows:

	Year ended 30 June 2022	Year ended 30 June 2021
	A$	A$

Total short-term employment benefits	695,325	664,355
Total share-based payments	7,309,715	5,835,485
Total post-employment benefits	48,350	53,048
	8,053,390	6,552,888